SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	6 Months Ended					0 Months Ended		0 Months Ended		1 Months Ended				0 Months Ended			1 Months Ended	2 Months Ended	1 Months Ended			0 Months Ended							1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Bank of Beijing One-year loan framework agreement with Bank of Beijing signed in March 2014	Dec. 19, 2013 iKang Holding The Bank of East Asia item	Sep. 17, 2013 iKang Holding The Bank of East Asia	Jul. 10, 2013 iKang Holding The Bank of East Asia	Jun. 28, 2013 iKang Holding The Bank of East Asia	Jun. 25, 2013 iKang Holding The Bank of East Asia	Apr. 09, 2014 Subsequent events iKang Beijing Ritan Bank of Beijing One-year loan framework agreement with Bank of Beijing signed in March 2014	Apr. 09, 2014 Subsequent events iKang Beijing Ritan Bank of Beijing One-year loan framework agreement with Bank of Beijing signed in March 2014	Apr. 09, 2014 Subsequent events iKang Beijing Xuanwumen Bank of Beijing One-year loan framework agreement with Bank of Beijing signed in March 2014	Apr. 09, 2014 Subsequent events iKang Beijing Xuanwumen Bank of Beijing One-year loan framework agreement with Bank of Beijing signed in March 2014	Jun. 30, 2014 Subsequent events iKang Holding China Merchants Bank	May 31, 2014 Subsequent events iKang Holding China Merchants Bank item	May 31, 2014 Subsequent events iKang Holding China Merchants Bank Loan one with China Merchants Bank	May 31, 2014 Subsequent events iKang Holding China Merchants Bank Loan two with China Merchants Bank	May 05, 2014 Subsequent events iKang Online The Bank of East Asia item	May 05, 2014 Subsequent events iKang Online The Bank of East Asia Loan one with BEA	May 05, 2014 Subsequent events iKang Online The Bank of East Asia Loan two with BEA	Jun. 30, 2014 Subsequent events iKang Online Xiamen International Bank	Jun. 30, 2014 Subsequent events Huajian item	May 31, 2014 Subsequent events Huajian Shanghai GaoTong Supporting Services Management Ltd	Jun. 30, 2014 Subsequent events Huajian Shanghai Huajian Investment Management Ltd	Jun. 30, 2014 Subsequent events iKang Shanghai Xikang Road iKang Online	Apr. 09, 2014 Subsequent events IPO	Apr. 09, 2014 Subsequent events IPO ADS	Apr. 09, 2014 Subsequent events IPO Class A common shares	Apr. 09, 2014 Subsequent events Private placement Class A common shares Best Investment Corporation	May 09, 2014 Subsequent events Green shoe option ADS	May 09, 2014 Subsequent events Green shoe option Class A common shares	Jun. 30, 2014 Subsequent events Forecast Huajian Another shareholder	Jun. 30, 2014 Subsequent events Forecast Huajian Ex-shareholder	Jun. 30, 2014 Subsequent events Forecast Class A common shares Huajian Ex-shareholder
Subsequent events
Number of shares issued																											10,904,846	5,452,423	1,428,571	1,029,112	514,556
Net proceeds from issuance of shares																										$ 87,900				$ 13,400
Total purchase price of shares issued																													40,000
Net proceeds from issuance of shares																													37,200
Price of shares issued (in dollars per share)																														$ 14.00
Number of share purchase agreements entered																						2
Percentage of equity interest acquired																						63.00%	37.00%	30.00%	35.00%							30.00%	33.00%
Cash consideration																							7,121	5,373
Option granted (in shares)	629,000	850,000	61,843																															300,000
Exercise price (in dollars per share)	$ 5.51	$ 5.21	$ 1.67																														$ 16.18
Amount borrowed				$ 4,919	$ 4,941	$ 1,606	$ 1,630	$ 1,304	$ 1,627		$ 657		$ 692	$ 1,432		$ 1,234	$ 4,275		$ 2,252	$ 2,245	$ 14,523
Variable rate basis				benchmark interest rate announced by the People's Bank of China	benchmark interest rate announced by the People's Bank of China					benchmark interest rate announced by the People's Bank of China's interest rate		benchmark interest rate announced by the People's Bank of China's interest rate		benchmark interest rate announced by the People's Bank of China's interest rate	benchmark interest rate announced by the People's Bank of China's interest rate			benchmark interest rate announced by the People's Bank of China's interest rate
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate				15.00%	10.00%					15.00%		15.00%		20.00%	20.00%			10.00%
Number of loans borrowed					5										2			2
Term of agreement					1 year									1 year	1 year			1 year			1 year